Commitments and contingencies (Details) - USD ($) $ in Thousands			3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 14, 2019	Sep. 08, 2017	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2017
Repayment of Indemnifications Received From Hoegh Lng			$ 64		$ 0	$ 64	$ 0
Income Tax Examination, Liability (Refund) Adjustment from Settlement with Taxing Authority								$ 900
Corporate Joint Venture [Member]
Loss Contingency, Estimate of Possible Loss		$ 58,000
Gross Amount of Arbitration Claim Liability	$ 54,000	$ 52,000
Loss Contingency, Liability associated with the Boil of Claim								23,700				$ 23,700
Corporate Joint Venture [Member] | Minimum [Member]
Loss Contingency, Liability associated with the Boil of Claim			15,000			15,000
Corporate Joint Venture [Member] | Maximum [Member]
Loss Contingency, Liability associated with the Boil of Claim			35,000			35,000
SRV Joint Gas Ltd [Member]
Repayment of Indemnifications Received From Hoegh Lng								300
Indemnification field claims								300
Scenario, Forecast [Member]
Capital Improvements Expect to Incur costs for Future										$ 1,000	$ 200
Hoegh LNG [Member]
Indemnifications Under Omnibus Agreement							$ 0	900
Repayment of Indemnifications Received From Hoegh Lng								2,400
Insurance Recoveries				$ 60
Loss Contingency Accrual			$ 11,900			$ 11,900						$ 11,900
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest						50.00%
Losses incurred due to time charter								500
Proceeds received for indemnification of losses								500
Hoegh LNG [Member] | Corporate Joint Venture [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest						50.00%			50.00%
Performance Period [Member]
Gross Amount of Arbitration Claim Liability								$ 52,000